Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2017
Recent Accounting Pronouncements [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 21: RECENT ACCOUNTING PRONOUNCEMENTS

In May 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2017-09, “Compensation — Stock Compensation (Topic 718)”. This update provides clarity and reduces both diversity in practice and cost and complexity when applying the guidance in Topic 718 to a change to the terms or conditions of a share-based payment award. The amendments in this update affect any entity that changes the terms or conditions of a share-based payment award and are effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period, for public business entities for reporting periods for which financial statements have not yet been issued and all other entities for reporting periods for which financial statements have not yet been made available for issuance. The amendments in this update should be applied prospectively to an award modified on or after the adoption date. The adoption of this new accounting standard is not expected to have material impact on the Company’s results of operations, financial position or cash flows.

In February 2017, FASB issued ASU 2017-05, “Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20)”. This update clarifies the scope of Subtopic 610-20 “Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets” and provides guidance for partial sales of nonfinancial assets. Subtopic 610-20, which was issued in May 2014 as a part of ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)”, provides guidance for recognizing gains and losses from the transfer of nonfinancial assets in contracts with noncustomers. The amendments in ASU 2017-05 are effective at the same time as the amendments in ASU 2014-09. Therefore, for public entities, the amendments are effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. The adoption of this new standard is not expected to have material impact on the Company’s results of operations, financial position or cash flows.

In January 2017, the FASB issued ASU 2017-03 “Accounting Changes and Error Corrections (Topic 250) and Investments-Equity Method and Joint Ventures (Topic 323)”. The ASU amends the Codification for SEC staff announcements made at recent Emerging Issues Task Force (EITF) meetings. The SEC guidance that specifically relates to our consolidated financial statement was from the September 2016 meeting, where the SEC staff expressed their expectations about the extent of disclosures registrants should make about the effects of the new FASB guidance as well as any amendments issued prior to adoption, on revenue (ASU 2014-09), leases (ASU 2016-02) and credit losses on financial instruments (ASU 2016-13) in accordance with SAB Topic 11.M. Registrants are required to disclose the effect that recently issued accounting standards will have on their financial statements when adopted in a future period. In cases where a registrant cannot reasonably estimate the impact of the adoption, then additional qualitative disclosures should be considered. The ASU incorporates these SEC staff views into ASC 250 and adds references to that guidance in the transition paragraphs of each of the three new standards. The adoption of this ASU did not have a material effect on the Company’s consolidated financial statements.

In December 2016, FASB issued ASU 2016-20, “Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers”. The amendments in this ASU affect narrow aspects of the guidance issued in ASU 2014-09, which is not yet effective, and are of a similar nature to the items typically addressed in the Technical Corrections and Improvements project. The effective date and transition requirements for the amendments are the same as the effective date and transition requirements for Topic 606 (and any other Topic amended by Update 2014-09). ASU 2015-14, “Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date”, defers the effective date of Update 2014-09 by one year, as noted below.

In November 2016, FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash”. This update addresses the classification and presentation of changes in restricted cash on the statement of cash flows under Topic 230, Statement of Cash Flows. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Retrospective transition method is required. Early adoption is permitted for all entities. The Company currently presents changes in restricted cash and cash equivalents depending on the nature of the cash flow within the consolidated statement of cash flows. The new guidance will not impact financial results, but will result in a change in the presentation of restricted cash and cash equivalents within the statement of cash flows. The Company currently plans to adopt this guidance from January 1, 2018.

In August 2016, FASB issued ASU 2016-15, “Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments”. This update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted for all entities. This update was adopted as from January 1, 2018 and applied on a retrospective basis. The Company has assessed each of the eight specific presentation issues and the adoption of this ASU does not have a material impact on the Company’s consolidated financial statements.

In June 2016, FASB issued ASU 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” This standard requires entities to measure all expected credit losses of financial assets held at a reporting date based on historical experience, current conditions, and reasonable and supportable forecasts in order to record credit losses in a more timely matter. ASU 2016-13 also amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. The standard is effective for interim and annual reporting periods beginning after December 15, 2019, although early adoption is permitted for interim and annual periods beginning after December 15, 2018. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.

In February 2016, FASB issued ASU 2016-02, “Leases (Topic 842)”. ASU 2016-02 will apply to both capital (or finance) leases and operating leases. According to ASU 2016-02, lessees will be required to recognize assets (right of use) and liabilities (lease liabilities) on the balance sheet for both types of leases, capital (or finance) leases and operating leases, with terms greater than 12 months. ASU 2016 – 02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. This guidance requires companies to identify lease and non-lease components of a lease agreement. Lease components relate to the right to use the leased asset and non-lease components relate to payments for goods or services that are transferred separately from the right to use the underlying asset. Total lease consideration is allocated to lease and non-lease components on a relative standalone basis. The recognition of revenues related to lease components will be governed by ASC 842 while revenue related to non-lease components will be subject to ASC 606.

In January 2018, the FASB issued a proposed amendment to ASU 842, Leases, that would provide an entity the optional transition method to initially account for the impact of the adoption with a cumulative adjustment to accumulated deficit on the effective date of the ASU, January 1, 2019 rather than January 1, 2017, which would eliminate the need to restate amounts presented prior to January 1, 2019. In addition, this proposed amendment, lessors can elect, as a practical expedient, not to allocate the total consideration to lease and non-lease components based on their relative standalone selling prices. If adopted, this practical expedient will allow lessors to elect a combined single lease component presentation if (i) the timing and pattern of the revenue recognition of the combined single lease component is the same, and (ii) the related lease component and, the combined single lease component would be classified as an operating lease. ASC 842 provides practical expedients that allow entities to not (i) reassess whether any expired or existing contracts are considered or contain leases; (ii) reassess the lease classification for any expired or existing leases; and (iii) reassess initial direct costs for any existing leases.

On March 28, the FASB tentatively approved the new practical expedient for lessors adopting the new leases standard.

The Company plans to early adopt the requirements of ASU 842, Leases, effective from January 1, 2018 and will elect the use of the practical expedients. Also, the Company plans to elect the transition method for adoption as described above.

The Company is continuing its assessment of this ASU. Based on a preliminary assessment, the Company is expecting that the adoption will not have a material effect on its financial statements since the Company is primarily a lessor and the changes are fairly minor. If the proposed practical expedient mentioned above will be adopted and elected, and therefore good and services embedded in the charter contract that qualify as non-lease components will be combined under a single lease component presentation. However, without the proposed practical expedient, the Company expects that it will continue to recognize the lease revenue component using an approach that is substantially equivalent to existing guidance. The components of the charter hire that are categorized as lease components will generally be a fixed rate per day with revenue recognized straight line over the lease contract. Other goods and services that are categorized as non-lease components will be recognized at either a point in time or over time based on the pattern of transfer of the underlying goods or services to our charterers.

The Company is continuing its assessment of other miscellaneous leases and may identify additional impacts this guidance will have on its consolidated financial statements and disclosures.  The Company currently does not have any other miscellaneous leases that are greater than 12 months and the Company is the lessee that would be impacted by the adoption of this standard.

In January 2016, FASB issued ASU 2016-01, “Financial Instruments—Overall (Subtopic 825-10) - Recognition and Measurement of Financial Assets and Financial Liabilities”. The amendments in this ASU require an entity (i) to measure equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) at fair value with changes in fair value recognized in net income; (ii) to perform a qualitative assessment to identify impairment in equity investments without readily determinable fair values; (iii) to present separately in other comprehensive income the fair value of a liability resulting from a change in the instrument-specific credit risk; and (iv) to present separately financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet. The amendments also eliminate the requirement, for public business entities, to disclose the methods and significant assumptions used to estimate the fair value of financial instruments measured at amortized cost on the balance sheet and clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. For public business entities, ASU 2016-01 is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The adoption of this new standard is not expected to have a material impact on the Company’s results of operations, financial position or cash flows.

In May 2014, FASB issued ASU 2014-09, “Revenue from Contracts with Customers”, clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts. In August 2015, the FASB issued ASU 2015-14 which deferred the effective date of ASU 2014-09 for all entities by one year. The standard will be effective for public entities for annual reporting periods beginning after December 15, 2017 and interim periods therein. The Company will adopt the standard as of January 1, 2018 utilizing the modified retrospective approach and is expecting that the adoption will not have an effect on its financial statements since the Company has chartered its vessels since inception in time charter agreements and in this respect revenue is accounted under ASC 840 Leases. The Company also operates certain of its vessels under voyage contracts, contracts for which currently revenue is recognized ratably from when a vessel becomes available for loading to the completion of the discharge of the current cargo, provided an agreed non-cancelable charter between the Company and the charterer is in existence. Upon adoption, the Company will recognize revenue ratably from the vessel’s arrival at the loading port, as applicable under the contract, to when the charterer’s cargo is discharged as well as defer costs that meet the definition of “costs to fulfill a contract” and relate directly to the contract. The estimated impact of the adoption of this standard is expected to be a minimal change in operating revenues and expenses and net income/ (loss).